Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private placement warrants and public warrants - Gx Acquisition Corp [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2021
Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private placement warrants and public warrants [Line Items]
Risk-free interest rate	0.41%	1.73%
Trading days per year	250 years	250 years
Expected volatility	16.00%	5.00%
Exercise price	$ 11.50	$ 11.50
Stock Price	$ 11.00	$ 9.95	$ 10.00